Concentration Risk	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentration Risk	Concentration Risk
Concentration risk may arise when a number of properties are located in a similar geographic region such that the economic conditions of that region could impact tenants’ obligations to meet their contractual obligations or cause the values of individual properties to decline. Additionally, concentrations of risk may arise if any one tenant comprises a significant amount of the Account's rent or if tenants are concentrated in a particular industry.
As of December 31, 2020, the Account had no significant concentrations of tenants as no single tenant had annual contract rent that made up more than 4% of the rental income of the Account. Moreover, the Account's tenants have no notable concentration present in any one industry. There are no significant lease expirations scheduled to occur over the next twelve months.
The Account’s wholly-owned real estate investments and investments in joint ventures are located in the United States. The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2020:

Diversification by Fair Value(1)
	West	East	South	Midwest	Total
Office	13.6%	18.7%	5.7%	0.1%	38.1%
Apartment	9.8%	6.4%	8.1%	1.1%	25.4%
Retail	6.4%	3.4%	7.5%	0.8%	18.1%
Industrial	9.8%	1.5%	4.9%	0.5%	16.7%
Other(2)	0.6%	0.4%	0.7%	—%	1.7%
Total	40.2%	30.4%	26.9%	2.5%	100.0%
(1)Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.
(2)Represents interests in Storage Portfolio investments, a hotel investment and land.
Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI